Significant changes in the current reporting period (Details)	6 Months Ended
Jun. 30, 2024
Egyptian Pound (EGP)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Accumulated devaluation	55.00%
Nigerian Naira (NGN)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Accumulated devaluation	71.00%